Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue
Operating Expenses
General and Administrative	211,103	213,019	825,460	1,496,725
Professional Fees	34,747	120,380	339,710	326,982
Officer’s Salary	171,624	184,808	779,742	734,427
Rent - Related Party				3,683
Research and Development	69,092	27,504	176,431	197,745
Total Operating Expenses	486,566	545,711	2,121,343	2,759,562
Loss from Operations	(486,566)	(545,711)	(2,121,343)	(2,759,562)
Other Income/(Expenses)
Gain on debt extinguishment (PPP)				90,100
Net change in unrealized depreciation on investment in gold bullion	33,352	22,951	38	(13,004)
Interest expense	(117,837)	(161,887)	(609,129)	(660,419)
Amortization of debt issue costs		(362,032)	(1,111,580)	(4,702,918)
Interest income	4,269
Total Other Income/(Expenses)	(80,216)	(500,968)	(1,720,671)	(5,286,241)
Net (Loss) before Provision for Income Taxes	(566,782)	(1,046,679)	(3,842,014)	(8,045,803)
Provision for Income Taxes
Net (Loss)	$ (566,782)	$ (1,046,679)	$ (3,842,014)	$ (8,045,803)
Net Income (Loss) Per Share - Basic and Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)
Weighted average number of shares outstanding during the period - Basic and Diluted	1,032,075,973	939,450,295	974,307,366	877,612,187